Other financial liabilities	12 Months Ended
Dec. 31, 2023
Other financial liabilities
Other financial liabilities

19 Other financial liabilities

Other financial liabilities consist of customer deposits designated at fair value and debt securities in issue. For accounting policy information refer to Accounting policies 3.8 and 3.10.

	2023	2022
	£m	£m
Customer deposits
- designated as at fair value through profit or loss	1,280	1,050
Debt securities in issue
- MRELs	21,660	22,265
- Other medium term notes	17,843	16,419
- Commercial paper and certificates of deposit	11,321	5,672
- Covered bonds	2,122	2,842
- Securitisation	863	859
Total	55,089	49,107